FAIR VALUE MEASUREMENTS - Summary of fair value measurement of assets and liabilities based on hierarchy (Detail)	Dec. 31, 2020 USD ($)
Cash And Marketable Securities Held In Trust Account [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Cash and marketable securities held in Trust Account	$ 275,038,028
Warrant Liabilities Public Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	21,343,306
Warrant Liabilities Private Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	13,631,507
Fair Value, Inputs, Level 1 [Member] | Cash And Marketable Securities Held In Trust Account [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Cash and marketable securities held in Trust Account	275,038,028
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities Public Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	0
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities Private Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	0
Fair Value, Inputs, Level 2 [Member] | Cash And Marketable Securities Held In Trust Account [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Cash and marketable securities held in Trust Account	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities Public Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities Private Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	0
Fair Value, Inputs, Level 3 [Member] | Cash And Marketable Securities Held In Trust Account [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Cash and marketable securities held in Trust Account	0
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities Public Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	21,343,306
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities Private Warrants [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy [Line Items]
Warrant Liability	$ 13,631,507